Equipment on Operating Leases - Summary of Equipment on Operating Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property Subject To Or Available For Operating Lease Net [Abstract]
Equipment on operating leases	$ 2,127	$ 1,814
Accumulated depreciation	(292)	(296)
Net equipment on operating leases	$ 1,835	$ 1,518